Corporate Income Taxes-Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 733	$ 1,016
Deferred tax benefit (expense) for the year recorded in income	(331)	3	$ (178)
Deferred tax benefit (expense) for the year recorded in equity	(60)	193	(198)
Acquired in business combinations	(56)	(493)
Other	(23)	14
Ending balance	$ 263	$ 733	$ 1,016